DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2025
Deferred Income Taxes and Other Assets [Abstract]
DEFERRED INCOME TAXES [Text Block]

11. DEFERRED INCOME TAXES

On November 30, 2012, the Company changed its residency address from the USA to the British Virgin Islands("BVI").  The Company has no presence/nexus within the United States of America, nor any of its States and therefore is not required to file Income/Franchise, etc. tax returns in the United States of America, nor any of its States.  The Company is not subject to any corporate income tax in the BVI.  In Ghana, the Company is subject to a 35% income tax rate.

	2025	2024	2023
Pre-tax income	$4,167,702	$2,725,145	$876,539

Tax at the BVI rate 0%	-	-	-
Tax in Ghana at 35%	1,109,868	1,176,432	933,918
Other	-	-	12,082
Temporary differences	(309,868)	(376,432)	(84,185)
Income tax	$800,000	$800,000	$861,815

In evaluating the ability to recover the deferred tax assets within the jurisdiction from which they arise, the Company considered all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies and recent financial operations. In projecting future taxable income, the Company began with historical results adjusted for changes in accounting policies and incorporates assumptions including the amount of future pretax operating income, the reversal of temporary differences, and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgment about the forecasts of future taxable income and are consistent with the plans and estimate the Company are using to manage the underlying businesses. In evaluating the objective evidence that historical results provide, the Company considers three years of cumulative operating income.

A reconciliation of the Ghana income tax to our effective income tax is as follows:

	2025	2024	2023
Tax in Ghana at 35%	$1,109,868	$953,801	$933,918
Accrual for tax - current year	800,000	800,000	800,000
	309,868	153,801	133,918
Unaccrued tax payments related to previous years	(614,263)	-	(61,815)
Differences, current year	(304,395)	153,801	72,103
Cumulative differences, prior year	489,179	-	(47,452)
Cumulative differences, current year	184,784	153,801	24,651
Valuation allowance	(184,784)	(153,801)	(24,651)
Total deferred income tax asset (liability)	$-	$-	$-

The Company recognizes valuation allowances to reduce deferred tax assets and liabilities to the amount that is more likely than not to be realized. The Company's net deferred income tax asset is not more likely than not to be realized due to the lack of sufficient sources of future taxable income and cumulative losses that have resulted over the years. During the year ended December 31, 2023 the valuation allowance was reduced by $72,103 to $24,651.